Unaudited condensed consolidated statements of comprehensive income - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Total revenues	$ 124,465,322	$ 16,464,649
Expenses
Voyage expenses	34,600,245	4,721,312
Voyage expenses – related party	1,546,799	203,462
Vessels' operating expenses	13,761,185	5,034,767
Vessels' operating expenses – related party	154,333	37,500
Drydocking costs	1,318,310	0
Management fees – related party	871,640	341,625
General and administrative expenses (including $105,200 and $198,000 to related party)	2,466,405	527,985
Depreciation	8,690,061	4,902,831
Impairment loss	8,996,023	0
Total expenses	72,405,001	15,769,482
Income from operations	52,060,321	695,167
Other (expenses) / income
Interest and finance costs	(1,810,769)	(452,915)
Interest income	2,131,146	44,140
Dividend income from related party	20,833	0
Foreign exchange gain	149,056	17,709
Other (expenses)/ income, net	490,266	(391,066)
Net income	$ 52,550,587	$ 304,101